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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                          Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Growth Shares
          Schedule of Investments  3/31/05 (unaudited)

 Shares                                                          Value
          COMMON STOCKS - 100.3 %
          Energy - 1.9 %
          Integrated Oil & Gas - 1.2 %
 108,000  Occidental Petroleum Corp.                         $  7,686,360
          Oil & Gas Refining Marketing & Transportation - 0.7 %
 171,800  Repsol SA (A.D.R.)                                 $  4,561,290
          Total Energy                                       $ 12,247,650
          Capital Goods - 8.1 %
          Aerospace & Defense - 0.8 %
  69,100  L-3 Communications Holdings, Inc.                  $  4,907,482
          Industrial Conglomerates - 5.8 %
 183,320  American Standard Co., Inc.                        $  8,520,714
 117,900  Illinois Tool Works, Inc.                            10,555,587
 273,800  Tyco International, Ltd.                              9,254,440
  84,200  United Technologies Corp.                             8,559,772
                                                             $ 36,890,513
          Industrial Machinery - 1.6 %
 154,200  Deere & Co.                                        $ 10,351,446
          Total Capital Goods                                $ 52,149,441
          Commercial Services & Supplies - 2.7 %
          Diversified Commercial Services - 1.8 %
  80,900  Apollo Group, Inc. * (b)                           $  5,991,454
  90,000  The Dun & Bradstreet Corp. *                          5,530,500
                                                             $ 11,521,954
          Office Services & Supplies - 0.9 %
 107,200  Canon, Inc. (A.D.R.)                               $  5,745,920
          Total Commercial Services & Supplies               $ 17,267,874
          Consumer Durables & Apparel - 1.8 %
          Apparel, Accessories & Luxury Goods - 1.8 %
 472,500  TJX Co., Inc.                                      $ 11,637,675
          Total Consumer Durables & Apparel                  $ 11,637,675
          Hotels, Restaurants & Leisure - 0.8 %
          Restaurants - 0.8 %
 126,700  Wendy's International, Inc.                        $  4,946,368
          Total Hotels, Restaurants & Leisure                $  4,946,368
          Media - 4.1 %
          Broadcasting & Cable Television - 2.1 %
1,314,600 Liberty Media Corp. *                              $ 13,632,402
          Movies & Entertainment - 1.9 %
 431,940  The Walt Disney Co.                                $ 12,409,636
          Total Media                                        $ 26,042,038
          Retailing - 6.3 %
          Apparel Retail - 0.6 %
  88,700  Liz Claiborne, Inc.                                $  3,559,531
          Computer & Electronics Retail - 1.5 %
 182,700  Best Buy Co., Inc.                                 $  9,867,627
          Home Improvement Retail - 4.2 %
 304,900  Home Depot, Inc.                                   $ 11,659,376
 268,100  Lowe's Co., Inc.                                     15,305,829
                                                             $ 26,965,205
          Total Retailing                                    $ 40,392,363
          Food, Beverage & Tobacco - 7.3 %
          Soft Drinks - 4.7 %
 166,300  Fomento Economico Mexicano SA de C.V.              $  8,905,365
 396,750  PepsiCo, Inc.                                        21,039,653
                                                             $ 29,945,018
          Tobacco - 2.7 %
 261,200  Altria Group, Inc.                                 $ 17,079,868
          Total Food, Beverage & Tobacco                     $ 47,024,886
          Household & Personal Products - 4.8 %
          Household Products - 2.7 %
 325,200  Procter & Gamble Co.                               $ 17,235,600
          Personal Products - 2.1 %
 320,800  Avon Products, Inc.                                $ 13,775,152
          Total Household & Personal Products                $ 31,010,752
          Health Care Equipment & Services - 11.5 %
          Health Care Distributors - 5.0 %
 480,100  Bristol-Myers Squibb Co.                           $ 12,223,346
 275,700  Cardinal Health, Inc.                                15,384,060
 126,800  Par Pharmaceutical Co., Inc. *                        4,240,192
                                                             $ 31,847,598
          Health Care Equipment - 5.2 %
 281,000  Astrazeneca Plc (A.D.R.)                           $ 11,107,930
 247,900  Biomet, Inc.                                          8,998,770
 179,550  Guidant Corp.                                        13,268,745
                                                             $ 33,375,445
          Health Care Services - 0.9 %
 229,500  IMS Health, Inc.                                   $  5,597,505
          Health Care Supplies - 0.5 %
  64,500  Smith & Nephew Plc (A.D.R.) (b)                    $  3,032,790
          Total Health Care Equipment & Services             $ 73,853,338
          Pharmaceuticals & Biotechnology - 9.2 %
          Biotechnology - 4.6 %
 302,800  Amgen, Inc. *                                      $ 17,625,988
 135,800  Biogen Idec, Inc. * (b)                               4,686,458
 206,800  Gilead Sciences, Inc. *                               7,403,440
                                                             $ 29,715,886
          Pharmaceuticals - 4.6 %
 189,191  Endo Pharmaceuticals Holdings, Inc. *              $  4,266,257
 557,100  IVAX Corp. *                                         11,013,867
 576,300  Schering-Plough Corp.                                10,459,845
  84,723  Sanofi-Synthelabo SA (A.D.R.)                         3,587,172
                                                             $ 29,327,141
          Total Pharmaceuticals & Biotechnology              $ 59,043,027
          Banks - 1.3 %
          Diversified Banks - 1.3 %
 162,900  Wachovia Corp.                                     $  8,293,239
          Total Banks                                        $  8,293,239
          Diversified Financials - 3.0 %
          Consumer Finance - 0.8 %
  68,900  Capital One Financial Corp.                        $  5,151,653
          Diversified Financial Services - 2.2 %
 314,750  Citigroup, Inc.                                    $ 14,144,865
          Total Diversified Financials                       $ 19,296,518
          Insurance - 2.1 %
          Multi-Line Insurance - 2.1 %
 248,300  American International Group, Inc.                 $ 13,758,303
          Total Insurance                                    $ 13,758,303
          Software & Services - 11.8 %
          Application Software - 9.8 %
 471,100  Macrovision Corp. *                                $ 10,736,369
1,419,300 Microsoft Corp.                                      34,304,481
 832,000  Symantec Corp. *                                     17,746,560
                                                             $ 62,787,410
          It Consulting & Other Services - 2.0 %
 533,900  Accenture, Ltd. *                                  $ 12,893,685
          Total Software & Services                          $ 75,681,095
          Technology Hardware & Equipment - 17.5 %
          Communications Equipment - 8.9 %
1,182,600 Avaya, Inc. *                                      $ 13,812,768
1,379,000 Cisco Systems, Inc. *                                24,670,310
 503,000  Qualcomm, Inc.                                       18,434,950
                                                             $ 56,918,028
          Computer Hardware - 3.7 %
 136,800  Dell, Inc. *                                       $  5,255,856
 845,100  Hewlett-Packard Co.                                  18,541,494
                                                             $ 23,797,350
          Computer Storage & Peripherals - 2.5 %
 568,800  Sandisk Corp. *                                    $ 15,812,640
          Electronic Equipment & Instruments - 2.5 %
  64,400  Samsung Electronics                                $ 15,845,620
          Total Technology Hardware & Equipment              $112,373,638
          Semiconductors - 3.6 %
 105,300  Linear Technology Corp.                            $  4,034,043
 751,600  Texas Instruments, Inc.                              19,158,284
                                                             $ 23,192,327
          Total Semiconductors                               $ 23,192,327
          Telecommunication Services - 2.4 %
          Wireless Telecommunication Services - 2.4 %
 571,800  Vodafone Group Plc (A.D.R.)                        $ 15,187,008
          Total Telecommunication Services                   $ 15,187,008
          TOTAL COMMON STOCKS
          (Cost   $622,178,172)                              $643,397,540

          TOTAL INVESTMENTS IN SECURITIES - 100.3%           $643,397,540
          (Cost $622,178,172) (a)
          OTHER ASSETS AND LIABILITIES - (0.3)%              $ -1,944,594

          TOTAL NET ASSETS - 100.0%                          $641,452,946

(A.D.R.)  American Depositary Receipt
      *   Non-Income producing security

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $634,012,976 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost          $23,242,558

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (13,857,994)

          Net unrealized gain                                $ 9,384,564

    (b)   At March 31, 2005, the following securities were out on loan:

 Shares                        Security                       Market Value
  76,855  Apollo Group, Inc. *                               $  5,691,881
  66,300  Biogen Idec, Inc. *                                   2,288,013
   8,195  Smith & Nephew Plc (A.D.R.)                             385,329
          Total                                              $  8,365,223



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.